Intangible Assets (Schedule of net Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 5,542	$ 9,714
Accumulated amortization	3,289	3,004
Intangible assets, Net	2,253	6,710
Amortization expense	285	207	$ 428
Estimates amortization of capitalized software development costs	501	451	303
Impairment charge	5,264	0	$ 0
Capitalization of software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	4,909	9,081
Accumulated amortization	2,695	2,431
Intangible assets, Net	$ 2,214	6,650
Useful life	8 years
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 633	633
Accumulated amortization	594	573
Intangible assets, Net	$ 39	$ 60
Useful life	3 years